OTHER LONG-TERM LIABILITIES - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Defined Benefit Retirement Indemnity Plans, France [Member]
2026	€ 129
2027	85
2028	85
2029-2033	408
Total	707
Defined Benefit Retirement Indemnity Plans, Japan [Member]
2024	70
2025	152
2026	143
2027	67
2028	46
2029-2033	843
Total	€ 1,322